Transactions and Balances with Related Parties (Details) - Schedule of shareholder and other related parties benefits $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule Of Shareholder And Other Related Parties Benefits Abstract
Salaries and related expenses- related parties employed by the Group	[1]	$ 10,185	$ 13,629	$ 18,252
Number of related parties		8	7	5
Compensation for directors not employed by the Group		$ 374	$ 3,951	$ 2,204
Number of directors		7	8	6

[1]	The 2022 figures include share-based payment expenses of $7,333,000.